United States
Securities and Exchange Commission
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [  ];		Amendment Number:
This Amendment (Check ony one.)		[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		RREEF America, LLC
Address:	875 N. Michigan Ave.
		41st Floor
		Chicago, IL  60611-1901

13F File Number:  28-04760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Kim G. Redding
Title:		President
Phone:	312-266-9300

Signature, Place and Date of Signing:

	Kim G. Redding		Chicago, IL		June 15, 2000

Report Type (Check only one):

	[X] 13F HOLDINGS REPORT.

	[  ] 13F NOTICE.

	[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:		53

Form 13f Information Table Value Total:		2332085

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB CORP.                      COM              00163T109    89048  3903469 SH       SOLE                  3204150            699319
APARTMENT INVT & MGMT CL A     COM              03748R101    88014  2034996 SH       SOLE                  1388265            646732
ARCHSTONE COMMUNITIES TR       COM              039581103    89601  4254053 SH       SOLE                  3395380            858673
ARDEN REALTY GROUP INC.        COM              039793104     1548    65870 SH       SOLE                    65870
AVALON BAY COMMUNITIES         COM              053484101    81166  1944107 SH       SOLE                  1402151            541956
BROOKFIELD                     COM              112900105     8382   629600 SH       SOLE                   629600
BURNHAM PAC PPTYS INC COM      COM              12232C108     3638   529200 SH       SOLE                   234500            294700
CAMDEN PPTY TR SH BEN INT      COM              133131102    37365  1271983 SH       SOLE                   872273            399711
CARR RLTY CORP COM             COM              144418100    82978  3131250 SH       SOLE                  2196350            934900
CATELLUS DEVELOPMENT CORP      COM              149111106     3030   202000 SH       SOLE                                     202000
CBL & ASSOC PPTYS INC COM      COM              124830100     9577   384022 SH       OTHER                  384022
CHELSEA GCA REALTY INC COM     COM              163262108    32809   949270 SH       SOLE                   656870            292400
CRESCENT REAL ESTATE COM       COM              225756105     1558    76000 SH       SOLE                    76000
DEVELOPERS DIVERS RLTY COM     COM              251591103    49921  3341994 SH       SOLE                  2242281           1099713
DIVERSIFIED STORAGE VENTURE FD COM                           14955      104 SH       SOLE                      104
DUKE-WEEKS REALTY CORP         COM              264411505    51334  2294276 SH       SOLE                  1541610            752666
EQUITY OFFICE PROPERTIES TRUST COM              294741103   164817  5979742 SH       SOLE                  4538236           1441506
                                                             50022  1814850 SH       OTHER                 1814850
EQUITY RESIDENT PPTYS SH BEN I COM              29476L107   101155  2199014 SH       SOLE                  1957501            241513
ESSEX PPTY TR INC COM          COM              297178105    41414   986050 SH       SOLE                   683600            302450
EXCEL LEGACY CORP COM          COM              300665106     1292   480700 SH       SOLE                   480700
FEDERAL REALTY INVT TR SH BEN  COM              313747206    72380  3619000 SH       SOLE                  2500900           1118100
FELCOR LODGING                 COM              31430F101      400    20000 SH       SOLE                                      20000
GENERAL GROWTH PPTYS COM       COM              370021107    82638  2602760 SH       SOLE                  1806360            796400
                                                             80397  2532200 SH       OTHER                 2532200
HIGHWOODS PPTYS INC COM        COM              431284108    92130  3838730 SH       SOLE                  2610230           1228500
JDN RLTY CORP COM              COM              465917102    26738  2624600 SH       SOLE                  1805400            819200
KIMCO REALTY CORP COM          COM              49446R109    21150   515850 SH       SOLE                   371450            144400
KRAMONT REALTY TRUST           COM              50075Q107     2354   251100 SH       SOLE                                     251100
LIBERTY PPTY TR SH BEN INT     COM              531172104    47616  1835800 SH       SOLE                  1205950            629850
MACK CALI REALTY CORP COM      COM              554489104    98695  3842150 SH       SOLE                  2667550           1174600
MANUFACTURED HOME CMNT COM     COM              564682102     7109   297000 SH       SOLE                   297000
MERISTAR HOSPITALITY CORP.     COM              58984Y103    34714  1653046 SH       SOLE                  1065337            587709
PACIFIC GULF PPTYS INC COM     COM              694396102     3436   137100 SH       SOLE                   137100
POST PPTYS INC COM             COM              737464107    67237  1528113 SH       SOLE                  1044113            484000
PROLOGIS TR                    COM              743410102    48332  2267777 SH       SOLE                  2267777
PUBLIC STORAGE INC - DEPOSITAR COM              74460D729      430    20706 SH       SOLE                    20706
PUBLIC STORAGE INC COM         COM              74460D109    72645  3099536 SH       SOLE                  2405044            694492
Phillips International Realty  COM              718333107     5608   322750 SH       SOLE                   122750            200000
ROUSE CO COM                   COM              779273101     4066   164300 SH       OTHER                  164300
SECURITY CAP GROUP INC CL A    COM                           26655    32250 SH       SOLE                    32250
SECURITY CAP GROUP INC CO 6.50 COM                            9500    12500 SH       SOLE                    12500
SECURITY CAP PFD GROWTH COM    COM                           25084  1193317 SH       SOLE                  1193317
SECURITY CAP US REALTY - ADR   COM              814136206    74875  4218305 SH       SOLE                  2197961           2020344
SIMON PROPERTY GROUP, INC.     COM              828806109   114779  5173140 SH       SOLE                  3575890           1597250
SPIEKER PPTYS INC COM          COM              848497103    69239  1505200 SH       SOLE                  1045600            459600
STARWOOD HOTELS & RESORTS WORL COM              85590A203    84623  2598781 SH       SOLE                  1787105            811676
TAUBMAN CTRS INC COM           COM              876664103     4326   393300 SH       SOLE                   393300
TRIZEC HAHN CORPORATION        COM              896938107   118126  6608420 SH       SOLE                  4560820           2047600
URBAN SHOPPING CTRS COM        COM              917060105    18777   557400 SH       SOLE                   365400            192000
VORNADO RLTY TR SH BEN INT     COM              929042109      347    10000 SH       SOLE                                      10000
WYNDHAM INTERNATIONAL          COM              983101106    14056  5622451 SH       SOLE                  3034691           2587760
EQUITY OFFICE PROPERTY WARRANT                                   0   284634 SH       OTHER                  284634